Other Borrowings (Assets Pledged As Collateral With FRB) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets pledged as collateral with the FRB	$ 48,312,000.00	$ 26,052,000.00
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets pledged as collateral with the FRB	19,591,000	9,352,000
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets pledged as collateral with the FRB	$ 28,721,000	$ 16,700,000